Derivative financial instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 2,366	¥ 2,441
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	538	343
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,729	2,032
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 99	¥ 66